Schedule of Investments(a)
March 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–39.60%
Advertising–0.62%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$251,000	$253,579
4.20%, 04/15/2024	242,000	245,615
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	249,000	253,573
		752,767
Aerospace & Defense–0.64%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	191,000	194,679
L3Harris Technologies, Inc., 3.85%, 06/15/2023(b)	246,000	256,257
Northrop Grumman Corp., 4.75%, 06/01/2043	136,000	163,874
Raytheon Technologies Corp., 3.95%, 08/16/2025	149,000	163,336
		778,146
Agricultural & Farm Machinery–0.16%
Deere & Co.,
2.75%, 04/15/2025	43,000	44,553
3.10%, 04/15/2030	56,000	59,452
3.75%, 04/15/2050	78,000	91,167
		195,172
Agricultural Products–0.42%
Archer-Daniels-Midland Co.,
2.75%, 03/27/2025	56,000	57,202
3.25%, 03/27/2030	125,000	132,586
Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	313,000	315,643
		505,431
Airlines–0.44%
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	280,000	256,408
Delta Air Lines, Inc., 2.90%, 10/28/2024	212,000	170,206
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 05/01/2032	116,000	106,019
		532,633
Apparel Retail–0.21%
Ross Stores, Inc., 3.38%, 09/15/2024	251,000	258,529
Application Software–0.07%
Autodesk, Inc., 4.38%, 06/15/2025	76,000	81,423
Asset Management & Custody Banks–0.62%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	120,000	119,492
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)	183,000	165,092
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	195,000	197,777
	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029(b)	$124,000	$111,389
Northern Trust Corp., 3.38% (3 mo. USD LIBOR + 1.13%), 05/08/2032(c)	92,000	89,300
State Street Corp.,
2.90%, 03/30/2026(b)(c)	43,000	44,054
3.15%, 03/30/2031(b)(c)	29,000	29,817
		756,921
Automobile Manufacturers–1.94%
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	319,000	306,257
General Motors Co., 6.25%, 10/02/2043	61,000	48,628
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	250,000	238,790
4.15%, 06/19/2023	241,000	219,502
Harley-Davidson Financial Services, Inc., 2.55%, 06/09/2022(b)	246,000	236,092
Hyundai Capital America, 4.13%, 06/08/2023(b)	245,000	240,579
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(b)	310,000	303,880
Toyota Motor Credit Corp.,
3.00%, 04/01/2025	312,000	313,827
2.15%, 02/13/2030	157,000	146,352
Volkswagen Group of America Finance LLC (Germany), 4.00%, 11/12/2021(b)	298,000	294,967
		2,348,874
Automotive Retail–0.20%
AutoZone, Inc., 3.63%, 04/15/2025	129,000	130,938
O’Reilly Automotive, Inc., 4.20%, 04/01/2030	110,000	114,144
		245,082
Biotechnology–0.63%
AbbVie, Inc.,
2.95%, 11/21/2026(b)	88,000	89,870
3.20%, 11/21/2029(b)	296,000	303,807
4.05%, 11/21/2039(b)	99,000	104,312
4.88%, 11/14/2048	102,000	118,813
Amgen, Inc., 3.15%, 02/21/2040	151,000	150,483
		767,285
Brewers–0.32%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	145,000	218,555
Bacardi Ltd. (Bermuda), 4.70%, 05/15/2028(b)	163,000	174,650
		393,205
Broadcasting–0.17%
Fox Corp.,
3.05%, 04/07/2025	80,000	79,875
3.50%, 04/08/2030	55,000	54,890

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Broadcasting–(continued)
ViacomCBS, Inc., 4.38%, 03/15/2043	$78,000	$69,538
		204,303
Cable & Satellite–0.38%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.13%, 07/01/2049	68,000	72,668
Comcast Corp.,
2.65%, 02/01/2030	69,000	71,136
4.00%, 03/01/2048	82,000	94,987
Discovery Communications LLC, 4.13%, 05/15/2029	148,000	143,762
Time Warner Cable LLC, 4.50%, 09/15/2042	82,000	77,453
		460,006
Communications Equipment–0.17%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	201,000	209,999
Construction Materials–0.59%
Carrier Global Corp.,
2.24%, 02/15/2025(b)	334,000	327,296
2.49%, 02/15/2027(b)	136,000	130,444
2.72%, 02/15/2030(b)	277,000	256,497
		714,237
Consumer Finance–0.65%
American Express Co.,
Series C, 4.03% (3 mo. USD LIBOR + 3.29%)(d)	246,000	208,244
3.13%, 05/20/2026	147,000	152,671
Capital One Financial Corp.,
3.75%, 03/09/2027	80,000	78,502
3.80%, 01/31/2028	70,000	68,734
Discover Financial Services, 3.75%, 03/04/2025	87,000	86,098
Synchrony Financial, 4.25%, 08/15/2024	195,000	188,053
		782,302
Data Processing & Outsourced Services–0.79%
Fiserv, Inc., 3.50%, 07/01/2029	178,000	189,450
Global Payments, Inc., 3.20%, 08/15/2029	119,000	116,956
Mastercard, Inc.,
3.30%, 03/26/2027	148,000	161,072
3.35%, 03/26/2030	110,000	122,490
Visa, Inc.,
1.90%, 04/15/2027	230,000	229,352
2.05%, 04/15/2030	55,000	54,920
2.70%, 04/15/2040	85,000	84,374
		958,614
Distillers & Vintners–0.26%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	307,000	309,848
Diversified Banks–5.57%
Australia & New Zealand Banking Group Ltd. (Australia), 2.95%, 07/22/2030(b)	200,000	189,920
	Principal Amount	Value
Diversified Banks–(continued)
Bank of America Corp.,
3.82%, (3 mo. USD LIBOR + 1.58%), 01/20/2028(c)	$144,000	$149,670
4.27%, (3 mo. USD LIBOR + 1.31%), 07/23/2029(c)	196,000	213,083
7.75%, 05/14/2038	232,000	343,692
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	191,000	199,842
BBVA USA, 2.50%, 08/27/2024	255,000	249,126
BPCE S.A. (France), 4.50%, 03/15/2025(b)	185,000	183,932
Citigroup, Inc.,
Series U, 5.00%(d)	249,000	227,799
4.08%, (3 mo. USD LIBOR + 1.19%), 04/23/2029(c)	199,000	211,485
4.41%, 03/31/2031(c)	217,000	239,248
Series V, 4.70%(d)	165,000	143,034
Credit Agricole S.A. (France), 4.38%, 03/17/2025(b)	310,000	310,293
Danske Bank A/S (Denmark), 3.24% (3 mo. USD LIBOR + 1.59%), 12/20/2025(b)(c)	200,000	186,270
Discover Bank, 4.65%, 09/13/2028	116,000	117,889
HSBC Holdings PLC (United Kingdom), 3.95% (3 mo. USD LIBOR + 0.99%), 05/18/2024(c)	103,000	105,698
JPMorgan Chase & Co.,
3.80%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	245,000	256,777
3.78%, 02/01/2028	262,000	281,937
3.54%, 05/01/2028	201,000	212,409
4.49%, (SOFR + 3.79%), 03/24/2031(c)	320,000	371,724
Series HH, 4.60%(d)	202,000	177,043
Lloyds Bank PLC (United Kingdom), 2.25%, 08/14/2022	256,000	255,359
Lloyds Banking Group PLC (United Kingdom), 6.66%(b)(d)	304,000	330,693
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	152,000	161,741
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)	153,000	150,964
Nordea Bank Abp (Finland), 4.63% (5 yr. U.S. Swap Rate + 1.69%), 09/13/2033(b)(c)	112,000	119,402
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	211,000	222,557
SunTrust Banks, Inc., 4.05%, 11/03/2025	105,000	108,894
Truist Bank, 2.64% (5 yr. U.S. Treasury Yield Curve Rate + 1.15%), 09/17/2029(c)	390,000	374,065
U.S. Bancorp, Series W, 3.10%, 04/27/2026	158,000	160,379
Wells Fargo & Co.,
3.58%, (3 mo. USD LIBOR + 1.31%), 05/22/2028(c)	200,000	209,824
4.75%, 12/07/2046	124,000	143,796
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030	149,000	143,245
		6,751,790
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Diversified Capital Markets–0.88%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	$189,000	$200,009
Credit Suisse Group AG (Switzerland),
5.10%(b)(d)	201,000	155,524
4.19%, 04/01/2031(b)(c)	250,000	256,618
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), 4.55%, 04/17/2026	147,000	155,561
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	153,000	155,358
4.25%, 03/23/2028(b)	135,000	141,857
		1,064,927
Diversified Chemicals–0.24%
Dow Chemical Co. (The), 3.63%, 05/15/2026	161,000	157,910
Eastman Chemical Co., 3.50%, 12/01/2021	126,000	129,468
		287,378
Diversified Metals & Mining–0.46%
Anglo American Capital PLC (South Africa),
3.63%, 09/11/2024(b)	83,000	78,238
5.38%, 04/01/2025(b)	231,000	233,716
5.63%, 04/01/2030(b)	240,000	244,094
		556,048
Diversified REITs–0.11%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	126,000	129,465
Drug Retail–0.19%
Walgreen Co., 3.10%, 09/15/2022	235,000	235,716
Electric Utilities–1.44%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	169,791
AEP Transmission Co. LLC, Series M, 3.65%, 04/01/2050	118,000	122,049
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/2030	32,000	33,075
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	219,000	221,173
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	168,000	169,977
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(b)	309,000	299,124
Exelon Corp., 4.45%, 04/15/2046	69,000	70,157
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	136,000	137,756
Fortis, Inc. (Canada), 3.06%, 10/04/2026	98,000	94,079
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	126,000	132,855
NRG Energy, Inc., 4.45%, 06/15/2029(b)	123,000	125,324
Oklahoma Gas & Electric Co., 3.25%, 04/01/2030	166,000	166,563
		1,741,923
Electronic Components–0.06%
Corning, Inc., 5.45%, 11/15/2079	66,000	68,340
	Principal Amount	Value
Electronic Equipment & Instruments–0.25%
FLIR Systems, Inc., 3.13%, 06/15/2021	$308,000	$308,419
Food Retail–0.06%
Alimentation Couche-Tard, Inc. (Canada), 3.80%, 01/25/2050(b)	88,000	78,258
Footwear–0.11%
NIKE, Inc.,
2.40%, 03/27/2025	54,000	56,016
2.75%, 03/27/2027	72,000	75,308
		131,324
General Merchandise Stores–0.11%
Target Corp.,
2.25%, 04/15/2025	76,000	77,212
2.65%, 09/15/2030	54,000	55,365
		132,577
Gold–0.13%
Newmont Corp., 2.25%, 10/01/2030	174,000	161,349
Health Care Equipment–0.11%
Becton, Dickinson and Co., 3.70%, 06/06/2027	128,000	130,355
Health Care REITs–0.40%
Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	170,000	168,501
Healthpeak Properties, Inc., 3.00%, 01/15/2030	230,000	216,353
Welltower, Inc., 2.70%, 02/15/2027	108,000	102,951
		487,805
Health Care Services–0.73%
Cigna Corp., 4.13%, 11/15/2025	191,000	204,867
CVS Health Corp.,
3.75%, 04/01/2030	138,000	143,078
4.13%, 04/01/2040	220,000	221,897
4.25%, 04/01/2050	73,000	76,216
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(b)	229,000	237,470
		883,528
Home Improvement Retail–1.01%
Home Depot, Inc. (The),
2.50%, 04/15/2027	77,000	77,841
2.70%, 04/15/2030	165,000	168,374
3.30%, 04/15/2040	220,000	226,113
3.35%, 04/15/2050	119,000	129,768
Lowe’s Cos., Inc.,
4.50%, 04/15/2030	220,000	243,223
5.00%, 04/15/2040	219,000	248,629
5.13%, 04/15/2050	109,000	131,836
		1,225,784
Homebuilding–0.64%
D.R. Horton, Inc., 4.75%, 02/15/2023	224,000	225,697
M.D.C. Holdings, Inc., 3.85%, 01/15/2030	250,000	226,406
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Homebuilding–(continued)
Toll Brothers Finance Corp.,
4.38%, 04/15/2023	$257,000	$246,397
4.88%, 03/15/2027	75,000	70,766
		769,266
Industrial Conglomerates–0.51%
3M Co.,
2.65%, 04/15/2025	37,000	38,644
3.05%, 04/15/2030	77,000	80,743
3.70%, 04/15/2050	77,000	86,403
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	163,000	164,178
General Electric Co., 2.70%, 10/09/2022	248,000	244,254
		614,222
Industrial REITs–0.03%
Prologis L.P., 3.00%, 04/15/2050	37,000	32,243
Insurance Brokers–0.07%
Marsh & McLennan Cos., Inc., 4.35%, 01/30/2047	82,000	85,546
Integrated Oil & Gas–0.55%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	145,000	71,227
Occidental Petroleum Corp.,
Series 1, 4.10%, 02/01/2021	310,000	262,353
4.85%, 03/15/2021	201,000	168,427
2.90%, 08/15/2024	267,000	145,784
4.50%, 07/15/2044	49,000	20,244
		668,035
Integrated Telecommunication Services–0.63%
AT&T, Inc.,
4.30%, 02/15/2030	185,000	199,514
4.35%, 06/15/2045	98,000	104,101
4.50%, 03/09/2048	105,000	114,507
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(b)	149,000	163,266
Verizon Communications, Inc., 4.52%, 09/15/2048	143,000	181,301
		762,689
Internet & Direct Marketing Retail–0.27%
QVC, Inc., 4.45%, 02/15/2025	403,000	332,226
Internet Services & Infrastructure–0.25%
VeriSign, Inc.,
5.25%, 04/01/2025	99,000	101,847
4.75%, 07/15/2027	190,000	197,970
		299,817
Investment Banking & Brokerage–1.16%
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	228,000	231,617
3.75%, 02/25/2026	132,000	137,807
3.50%, 11/16/2026	133,000	136,221
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
5.00%, 11/24/2025	$205,000	$226,999
4.43%, (3 mo. USD LIBOR + 1.63%), 01/23/2030(c)	185,000	205,992
3.62%, 04/01/2031(c)	217,000	226,314
Raymond James Financial, Inc.,
3.63%, 09/15/2026	122,000	123,574
4.65%, 04/01/2030	108,000	113,174
		1,401,698
Life & Health Insurance–1.53%
Athene Global Funding, 2.95%, 11/12/2026(b)	342,000	328,899
Athene Holding Ltd., 6.15%, 04/03/2030	338,000	337,351
Brighthouse Financial, Inc., 4.70%, 06/22/2047	257,000	207,221
Lincoln National Corp., 3.80%, 03/01/2028	149,000	148,572
Manulife Financial Corp. (Canada), 4.06% (5 yr. USD ICE Swap Rate + 1.65%), 02/24/2032(c)	149,000	143,991
Principal Financial Group, Inc., 3.70%, 05/15/2029	147,000	152,181
Prudential Financial, Inc.,
5.20%, 03/15/2044	243,000	213,416
3.70%, 03/13/2051	116,000	109,191
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	233,000	217,350
		1,858,172
Managed Health Care–0.21%
Anthem, Inc., 3.13%, 05/15/2022	245,000	249,401
Multi-Utilities–0.74%
Ameren Corp.,
2.50%, 09/15/2024	162,000	157,786
3.50%, 01/15/2031	110,000	109,739
CenterPoint Energy, Inc., 4.25%, 11/01/2028	114,000	117,173
Dominion Energy, Inc.,
2.72%, 08/15/2021(e)	203,000	200,408
Series C, 3.38%, 04/01/2030	183,000	181,161
Sempra Energy, 3.40%, 02/01/2028	134,000	134,707
		900,974
Oil & Gas Equipment & Services–0.18%
Enterprise Products Operating LLC, 4.20%, 01/31/2050	90,000	85,322
Schlumberger Holdings Corp., 4.00%, 12/21/2025(b)	143,000	132,075
		217,397
Oil & Gas Exploration & Production–0.26%
Apache Corp., 4.38%, 10/15/2028	184,000	98,475
Continental Resources, Inc., 4.38%, 01/15/2028	135,000	62,982
EQT Corp., 3.00%, 10/01/2022	177,000	149,122
		310,579
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–1.10%
Energy Transfer Operating L.P.,
4.25%, 03/15/2023	$190,000	$170,511
5.30%, 04/15/2047	73,000	55,807
Kinder Morgan Energy Partners L.P., 5.80%, 03/01/2021	124,000	124,881
Kinder Morgan, Inc., 5.20%, 03/01/2048	103,000	102,494
MPLX L.P.,
2.10%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	149,000	138,688
4.25%, 12/01/2027(b)	151,000	130,922
ONEOK, Inc., 4.35%, 03/15/2029	125,000	102,134
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	128,000	110,179
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	150,000	118,979
Western Midstream Operating L.P., 3.10%, 02/01/2025	87,000	45,651
Williams Cos., Inc. (The), 3.70%, 01/15/2023	246,000	227,720
		1,327,966
Other Diversified Financial Services–0.18%
AXA Equitable Holdings, Inc., 4.35%, 04/20/2028	128,000	124,808
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(b)	94,000	91,695
		216,503
Packaged Foods & Meats–1.25%
Conagra Brands, Inc.,
3.80%, 10/22/2021	240,000	241,736
4.60%, 11/01/2025	234,000	247,216
General Mills, Inc., 2.88%, 04/15/2030	55,000	54,890
Lamb Weston Holdings, Inc., 4.88%, 11/01/2026(b)	308,000	315,062
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(b)	319,000	317,865
Smithfield Foods, Inc., 3.35%, 02/01/2022(b)	135,000	131,478
Tyson Foods, Inc., 3.90%, 09/28/2023	198,000	206,049
		1,514,296
Paper Packaging–0.31%
Packaging Corp. of America, 3.65%, 09/15/2024	212,000	228,032
WRKCo, Inc., 3.90%, 06/01/2028	148,000	152,278
		380,310
Pharmaceuticals–1.09%
Allergan Funding S.C.S., 3.85%, 06/15/2024	302,000	316,833
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	313,000	320,863
Bristol-Myers Squibb Co., 3.40%, 07/26/2029(b)	174,000	191,660
Elanco Animal Health, Inc., 5.65%, 08/28/2028	137,000	144,860
Mylan, Inc., 3.13%, 01/15/2023(b)	240,000	233,049
	Principal Amount	Value
Pharmaceuticals–(continued)
Pfizer, Inc., 2.63%, 04/01/2030	$104,000	$109,273
		1,316,538
Property & Casualty Insurance–0.14%
CNA Financial Corp., 3.45%, 08/15/2027	186,000	172,663
Railroads–0.32%
Union Pacific Corp.,
2.15%, 02/05/2027	177,000	173,816
2.40%, 02/05/2030	221,000	216,481
		390,297
Regional Banks–1.36%
Citizens Financial Group, Inc., 2.50%, 02/06/2030	170,000	150,974
Fifth Third Bank, 3.85%, 03/15/2026	168,000	177,414
Huntington Bancshares, Inc., 4.00%, 05/15/2025	246,000	258,012
KeyCorp,
4.15%, 10/29/2025	78,000	82,088
2.25%, 04/06/2027	247,000	233,978
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	183,000	192,131
Santander Holdings USA, Inc., 3.50%, 06/07/2024	199,000	194,635
Synovus Financial Corp., 3.13%, 11/01/2022	140,000	141,083
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	212,603
		1,642,918
Reinsurance–0.10%
Berkshire Hathaway Finance Corp., 1.85%, 03/12/2030	120,000	117,114
Renewable Electricity–0.09%
San Diego Gas & Electric Co., Series UUU, 3.32%, 04/15/2050	108,000	107,856
Residential REITs–0.21%
Essex Portfolio L.P., 3.00%, 01/15/2030	115,000	109,159
Spirit Realty L.P., 3.20%, 01/15/2027	162,000	147,660
		256,819
Restaurants–0.23%
McDonald’s Corp.,
3.30%, 07/01/2025	34,000	35,237
3.50%, 07/01/2027	87,000	91,900
3.60%, 07/01/2030	56,000	58,772
4.20%, 04/01/2050	78,000	86,798
		272,707
Retail REITs–0.27%
Kite Realty Group L.P., 4.00%, 10/01/2026	166,000	166,299
Regency Centers L.P., 2.95%, 09/15/2029	175,000	165,384
		331,683
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
Semiconductors–0.62%
Microchip Technology, Inc., 3.92%, 06/01/2021	$316,000	$308,123
NXP B.V./NXP Funding LLC (Netherlands), 4.13%, 06/01/2021(b)	292,000	294,835
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.88%, 06/18/2026(b)	158,000	154,009
		756,967
Soft Drinks–0.34%
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023	236,000	246,096
PepsiCo, Inc., 2.75%, 03/19/2030	155,000	165,844
		411,940
Specialized REITs–0.53%
American Tower Corp.,
3.00%, 06/15/2023	204,000	204,547
4.00%, 06/01/2025	130,000	133,779
Crown Castle International Corp.,
3.30%, 07/01/2030	80,000	79,343
4.15%, 07/01/2050	55,000	54,395
Weyerhaeuser Co., 4.00%, 04/15/2030	165,000	166,005
		638,069
Specialty Chemicals–0.22%
RPM International, Inc., 3.45%, 11/15/2022	260,000	261,765
Steel–0.09%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029	124,000	111,606
Technology Distributors–0.14%
Arrow Electronics, Inc., 3.88%, 01/12/2028	180,000	172,980
Technology Hardware, Storage & Peripherals–0.35%
Apple, Inc., 4.38%, 05/13/2045	146,000	186,626
Dell International LLC/EMC Corp., 5.30%, 10/01/2029(b)	246,000	239,808
		426,434
Thrifts & Mortgage Finance–0.13%
Nationwide Building Society (United Kingdom), 3.96% (3 mo. USD LIBOR + 1.86%), 07/18/2030(b)(c)	150,000	151,961
Tobacco–1.17%
Altria Group, Inc., 3.49%, 02/14/2022	162,000	165,859
BAT Capital Corp. (United Kingdom),
4.70%, 04/02/2027	93,000	94,977
3.56%, 08/15/2027	131,000	123,656
4.91%, 04/02/2030	134,000	137,720
5.28%, 04/02/2050	110,000	110,789
BAT International Finance PLC (United Kingdom), 3.25%, 06/07/2022(b)	244,000	243,077
	Principal Amount	Value
Tobacco–(continued)
Imperial Brands Finance PLC (United Kingdom),
2.95%, 07/21/2020(b)	$233,000	$232,568
3.75%, 07/21/2022(b)	308,000	308,274
		1,416,920
Trading Companies & Distributors–0.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.50%, 05/26/2022	295,000	246,170
Air Lease Corp., 3.00%, 02/01/2030	295,000	214,577
GATX Corp., 3.50%, 03/15/2028	156,000	157,212
		617,959
Trucking–0.47%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(b)	110,000	111,431
3.40%, 11/15/2026(b)	214,000	226,801
Ryder System, Inc., 2.50%, 09/01/2024	241,000	229,922
		568,154
Wireless Telecommunication Services–0.21%
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	243,000	253,469
Total U.S. Dollar Denominated Bonds & Notes (Cost $48,420,725)		47,967,922

Asset-Backed Securities–24.70%
American Credit Acceptance Receivables Trust,
Series 2017-4, Class C, 2.94%, 01/10/2024(b)	40,624	40,355
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	227,000	226,643
Series 2018-2, Class C, 3.70%, 07/10/2024(b)	231,514	227,961
Series 2018-3, Class B, 3.49%, 06/13/2022(b)	14,514	14,507
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	25,000	24,328
Series 2018-4, Class C, 3.97%, 01/13/2025(b)	180,000	173,853
Series 2019-2, Class D, 3.41%, 06/12/2025(b)	145,000	125,478
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	160,000	158,619
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	300,000	299,030
Series 2017-4, Class D, 3.08%, 12/18/2023	190,000	186,628
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	260,979
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	97,450
Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	275,027
Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	128,069
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(f)	168,142	166,870
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	$63,213	$57,440
Series 2007-C, Class 1A4, 4.07%, 05/20/2036(f)	21,543	19,111
Banc of America Mortgage Securities Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	41,511	37,609
Bank, Series 2019-BNK16, Class XA, 0.97%, 02/15/2052(f)	1,575,841	103,467
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 4.27% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	59,813	56,283
Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	73,839	69,605
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.52%, 01/15/2051(f)	1,776,854	56,589
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(b)	40,000	39,573
Series 2018-2, Class B, 3.48%, 10/20/2023(b)	120,000	120,166
Series 2018-2, Class C, 3.69%, 12/20/2023(b)	115,000	115,413
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.41%, 06/22/2024(b)(f)	90,749	1,332
CarMax Auto Owner Trust,
Series 2017-1, Class D, 3.43%, 07/17/2023	230,000	231,330
Series 2017-4, Class D, 3.30%, 05/15/2024	100,000	99,054
Series 2018-4, Class C, 3.85%, 07/15/2024	85,000	80,403
Series 2019-3, Class D, 2.85%, 01/15/2026	80,000	80,034
CCG Receivables Trust,
Series 2017-1, Class B, 2.75%, 11/14/2023(b)	230,000	229,914
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	85,000	83,831
Series 2018-1, Class C, 3.42%, 06/16/2025(b)	20,000	20,047
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	60,000	60,889
Series 2019-1, Class B, 3.22%, 09/14/2026(b)	170,000	170,681
Series 2019-1, Class C, 3.57%, 09/14/2026(b)	40,000	40,209
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	105,000	103,511
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	100,000	98,533
CD Commercial Mortgage Trust, Series 2017-CD6, Class XA, 0.96%, 11/13/2050(f)	738,511	35,920
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(f)	50,462	52,165
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.88%, 01/25/2036(f)	60,885	52,513
Principal Amount		Value

CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	$6,980	$6,534
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	53,305	44,925
Series 2005-JA, Class A7, 5.50%, 11/25/2035	6,537	6,144
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, 1.04%, 11/10/2046(f)	384,629	12,027
Series 2014-GC21, Class AAB, 3.48%, 05/10/2047	78,902	81,326
Series 2017-C4, Class XA, 1.11%, 10/12/2050(f)	2,049,142	115,316
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	173,089	160,827
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	65,000	64,937
Series 2019-A, Class A4, 3.22%, 01/15/2026	125,000	121,735
COLT Mortgage Loan Trust, Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(f)	388,253	379,359
COMM Mortgage Trust,
Series 2012-CR5, Class XA, 1.53%, 12/10/2045(f)	1,921,638	61,884
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	245,000	245,867
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	59,875	61,747
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	744,279
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	177,387
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	495,586
CPS Auto Receivables Trust,
Series 2018-A, Class B, 2.77%, 04/18/2022(b)	42,770	42,692
Series 2018-B, Class B, 3.23%, 07/15/2022(b)	105,854	105,528
Credit Acceptance Auto Loan Trust,
Series 2017-3A, Class C, 3.48%, 10/15/2026(b)	205,000	204,147
Series 2018-1A, Class B, 3.60%, 04/15/2027(b)	165,000	165,665
Series 2018-1A, Class C, 3.77%, 06/15/2027(b)	250,000	250,545
Series 2018-2A, Class C, 4.16%, 09/15/2027(b)	150,000	147,159
Series 2018-3A, Class C, 4.04%, 12/15/2027(b)	210,000	209,643
Series 2019-1A, Class B, 3.75%, 04/17/2028(b)	100,000	98,337
Series 2019-1A, Class C, 3.94%, 06/15/2028(b)	190,000	186,842
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	123,181	90,421
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	637,000	619,084
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value

Dell Equipment Finance Trust,
Series 2017-2, Class B, 2.47%, 10/24/2022(b)	$70,000	$69,830
Series 2018-1, Class B, 3.34%, 06/22/2023(b)	80,000	80,373
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	325,000	325,937
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	115,000	113,359
Drive Auto Receivables Trust,
Series 2016-CA, Class D, 4.18%, 03/15/2024(b)	127,116	125,871
Series 2017-1, Class D, 3.84%, 03/15/2023	295,829	295,226
Series 2018-1, Class D, 3.81%, 05/15/2024	180,000	179,996
Series 2018-2, Class D, 4.14%, 08/15/2024	215,000	217,266
Series 2018-3, Class D, 4.30%, 09/16/2024	200,000	198,745
Series 2018-5, Class C, 3.99%, 01/15/2025	210,000	208,827
Series 2019-1, Class C, 3.78%, 04/15/2025	345,000	344,477
Series 2019-3, Class D, 3.18%, 10/15/2026	215,000	207,800
Series 2019-4, Class D, 2.70%, 02/16/2027	80,000	74,757
DT Auto Owner Trust,
Series 2016-4A, Class E, 6.49%, 09/15/2023(b)	120,000	119,200
Series 2017-1A, Class D, 3.55%, 11/15/2022(b)	70,202	70,061
Series 2017-2A, Class D, 3.89%, 01/15/2023(b)	119,619	119,569
Series 2017-3A, Class D, 3.58%, 05/15/2023(b)	68,018	67,807
Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	195,000	196,965
Series 2017-4A, Class D, 3.47%, 07/17/2023(b)	154,488	154,150
Series 2017-4A, Class E, 5.15%, 11/15/2024(b)	215,000	215,901
Series 2018-3A, Class B, 3.56%, 09/15/2022(b)	250,000	250,354
Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	100,000	98,447
Series 2019-2A, Class D, 3.48%, 02/18/2025(b)	125,000	103,886
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	75,000	72,610
Series 2019-4A, Class D, 2.85%, 07/15/2025(b)	225,000	220,641
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(b)	56,575	56,349
Exeter Automobile Receivables Trust,
Series 2018-4A, Class B, 3.64%, 11/15/2022(b)	171,531	170,488
Series 2019-1A, Class D, 4.13%, 12/16/2024(b)	260,000	235,009
Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	317,000	295,097
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	240,000	227,973
Principal Amount		Value

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 2.28% (1 mo. USD LIBOR + 0.65%), 11/25/2035(c)	$94,666	$44,691
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 06/15/2022(b)	345,000	348,140
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 1.30% (1 mo. USD LIBOR + 0.60%), 09/15/2024(c)	560,000	507,634
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.62%, 11/25/2045(b)(f)	90,000	89,175
Series 2013-K26, Class C, 3.60%, 12/25/2045(b)(f)	60,000	59,379
Series 2013-K27, Class C, 3.50%, 01/25/2046(b)(f)	95,000	93,704
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)(f)	285,000	279,758
Series 2013-K713, Class C, 3.49%, 04/25/2046(b)(f)	245,000	244,466
Series 2014-K715, Class C, 4.12%, 02/25/2046(b)(f)	190,000	190,619
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(b)	71,078	70,798
GM Financial Automobile Leasing Trust,
Series 2017-3, Class C, 2.73%, 09/20/2021	120,000	120,007
Series 2018-2, Class C, 3.50%, 04/20/2022	135,000	135,500
GMF Floorplan Owner Revolving Trust,
Series 2018-3, Class B, 3.49%, 09/15/2022(b)	240,000	229,498
Series 2018-3, Class C, 3.68%, 09/15/2022(b)	200,000	190,611
Series 2018-4, Class B, 3.68%, 09/15/2023(b)	200,000	192,849
Series 2018-4, Class C, 3.88%, 09/15/2023(b)	250,000	238,493
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	59,774	60,836
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	45,000	47,437
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	21,689	21,844
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	65,565	67,611
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 4.66%, 07/25/2035(f)	32,514	28,077
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 2.25% (1 mo. USD LIBOR + 0.31%), 07/25/2035(c)	9,946	9,779
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	$315,000	$320,038
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	317,514
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	40,000	40,452
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	229,932
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	141,171	141,770
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 3.98%, 07/25/2035(f)	36,564	33,611
Series 2018-8, Class A17, 4.00%, 01/25/2049(b)(f)	50,000	48,948
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(f)	245,000	243,664
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	209,648
Series 2015-C27, Class XA, 1.17%, 02/15/2048(f)	2,147,419	99,944
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 0.78%, 02/18/2030(f)	51,013	1
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(f)	19,570	12,438
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 1.73% (1 mo. USD LIBOR + 0.10%), 08/25/2036(c)	43,563	17,343
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	225,000	227,751
Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	615,064
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(b)	72,183	74,327
Series 2017-HR2, Class XA, 0.79%, 12/15/2050(f)	677,896	32,514
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 3.27%, 11/26/2036(b)(f)	372,128	325,440
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	179,418	183,672
Navistar Financial Dealer Note Master Owner Trust II,
Series 2018-1, Class A, 2.26% (1 mo. USD LIBOR + 0.63%), 09/25/2023(b)(c)	110,000	106,823
Series 2018-1, Class B, 2.43% (1 mo. USD LIBOR + 0.80%), 09/25/2023(b)(c)	125,000	121,252
Series 2019-1, Class C, 2.58% (1 mo. USD LIBOR + 0.95%), 05/25/2024(b)(c)	25,000	24,323
Series 2019-1, Class D, 3.08% (1 mo. USD LIBOR + 1.45%), 05/25/2024(b)(c)	25,000	24,317
Principal Amount		Value

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.80% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(c)	$293,000	$282,260
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 2.99% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(c)	287,936	273,108
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	115,000	111,062
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	395,000	378,145
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 4.22% (Acquired 02/25/2015; Cost $4,746), 07/26/2045(b)(f)	3,752	3,757
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	533	450
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	6,296	5,404
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(f)	153,329	148,125
Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(b)	355,000	353,178
Series 2017-2, Class D, 3.49%, 07/17/2023	70,000	69,851
Series 2017-3, Class D, 3.20%, 11/15/2023	280,000	281,481
Series 2018-1, Class D, 3.32%, 03/15/2024	100,000	97,062
Series 2018-2, Class D, 3.88%, 02/15/2024	165,000	164,737
Series 2018-5, Class C, 3.81%, 12/16/2024	215,000	212,716
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	192,967
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	157,735
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(b)	315,000	318,342
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	115,000	99,802
Series 2019-C, Class C, 2.39%, 11/20/2023(b)	210,000	207,443
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	90,924	88,482
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	220,086	211,386
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 2.60% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(c)	250,000	239,182
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(c)	271,000	258,831
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.01%, 11/15/2050(f)	1,239,165	65,468
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value

United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(b)	$150,000	$145,181
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(f)	471,609	453,229
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(f)	103,165	99,161
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.18%, 10/25/2033(f)	45,583	41,694
Series 2005-AR14, Class 1A4, 3.83%, 12/25/2035(f)	93,471	84,357
Series 2005-AR16, Class 1A1, 3.75%, 12/25/2035(f)	44,267	38,635
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	299,949	305,572
Series 2017-C42, Class XA, 0.89%, 12/15/2050(f)	890,865	49,712
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A7, 4.00%, 11/25/2048(b)(f)	46,095	45,986
Westlake Automobile Receivables Trust,
Series 2017-2A, Class E, 4.63%, 07/15/2024(b)	305,000	304,861
Series 2018-1A, Class D, 3.41%, 05/15/2023(b)	160,000	153,318
Series 2018-3A, Class B, 3.32%, 10/16/2023(b)	245,000	241,927
Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	260,000	254,526
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	150,000	152,023
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	135,591
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(f)	145,000	151,775
World Financial Network Credit Card Master Trust,
Series 2018-A, Class A, 3.07%, 12/16/2024	495,000	494,527
Series 2018-B, Class A, 3.46%, 07/15/2025	230,000	233,708
Series 2018-C, Class A, 3.55%, 08/15/2025	470,000	478,130
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	75,680
Series 2019-B, Class A, 2.49%, 04/15/2026	270,000	271,402
Series 2019-C, Class A, 2.21%, 07/15/2026	235,000	226,857
Total Asset-Backed Securities (Cost $31,111,228)		29,918,851
U.S. Government Sponsored Agency Mortgage-Backed Securities–19.76%
Collateralized Mortgage Obligations–3.59%
Fannie Mae, TBA, 2.50%, 04/01/2035(g)	1,465,000	1,520,224
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029	$87,706	$10,533
7.00%, 06/25/2023 to 04/25/2032	186,643	30,308
6.50%, 04/25/2029 to 02/25/2033	391,549	90,250
6.00%, 02/25/2033 to 03/25/2036	311,382	63,546
5.50%, 09/25/2033 to 06/25/2035	466,203	88,748
Fannie Mae REMICs,
3.00%, 05/25/2020 to 11/25/2027	135,106	8,191
5.50%, 04/25/2023 to 07/25/2046	236,725	163,406
6.50%, 06/25/2023 to 10/25/2031	167,428	186,902
4.00%, 08/25/2026 to 08/25/2047	409,096	26,690
6.00%, 11/25/2028 to 12/25/2031	105,252	121,135
1.88%, (1 mo. USD LIBOR + 0.25%), 08/25/2035(c)	1,325	1,312
18.60%, (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(c)	52,113	88,354
18.23%, (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(c)	32,158	53,199
18.24%, (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(c)	39,515	64,435
2.57%, (1 mo. USD LIBOR + 0.94%), 06/25/2037(c)	16,939	17,100
1.50%, 01/25/2040	138,007	139,145
PO, 0.00%, 09/25/2023(h)	23,622	23,215
IO, 5.07%, 02/25/2024 to 05/25/2035	159,349	29,866
5.47%, (7.10% - 1 mo. USD LIBOR), 11/25/2030(c)	64,146	11,714
6.24%, 11/18/2031 to 12/18/2031	4,207	859
6.27%, 11/25/2031	81,678	15,417
5.62%, (7.25% - 1 mo. USD LIBOR), 01/25/2032(c)	4,523	875
6.32%, (7.95% - 1 mo. USD LIBOR), 01/25/2032(c)	22,490	4,447
6.34%, 03/18/2032 to 12/18/2032	7,956	1,754
6.47%, 03/25/2032 to 04/25/2032	6,415	1,477
5.37%, 04/25/2032 to 09/25/2032	20,643	3,874
6.17%, (7.80% - 1 mo. USD LIBOR), 04/25/2032(c)	743	154
6.37%, 04/25/2032 to 12/25/2032	323,902	67,772
6.44%, 12/18/2032	33,779	5,900
6.62%, 02/25/2033 to 05/25/2033	126,548	28,311
7.00%, 04/25/2033	3,255	802
4.42%, 03/25/2035 to 07/25/2038	56,917	10,507
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.12%, 03/25/2035 to 05/25/2035	$23,848	$4,020
4.97%, (6.60% - 1 mo. USD LIBOR), 05/25/2035(c)	41,811	6,591
3.50%, 08/25/2035	354,354	44,492
4.47%, (6.10% - 1 mo. USD LIBOR), 10/25/2035(c)	121,263	23,977
4.92%, (6.55% - 1 mo. USD LIBOR), 10/25/2041(c)	39,806	8,172
4.52%, (6.15% - 1 mo. USD LIBOR), 12/25/2042(c)	112,403	21,217
4.27%, (5.90% - 1 mo. USD LIBOR), 09/25/2047(c)	831,007	99,469
Freddie Mac Multifamily Structured Pass Through Ctfs.,
0.50%, 03/25/2024(f)	4,562,931	63,026
0.63%, 11/25/2024(f)	2,754,936	55,766
0.65%, 02/25/2026(f)	2,048,287	66,779
0.95%, 05/25/2029(f)	1,692,736	123,395
Series K735, Class X1, 1.10%, 05/25/2026(f)	2,158,612	110,866
Freddie Mac REMICs,
4.50%, 07/15/2020	22	22
3.00%, 12/15/2020 to 05/15/2040	458,427	29,619
1.50%, 07/15/2023	31,802	32,072
6.75%, 02/15/2024	3,969	4,258
6.50%, 02/15/2028 to 06/15/2032	453,979	516,898
8.00%, 03/15/2030	713	861
1.70%, (1 mo. USD LIBOR + 1.00%), 02/15/2032(c)	861	877
3.50%, 05/15/2032	15,894	17,003
22.17%, (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(c)	9,056	15,284
1.10%, (1 mo. USD LIBOR + 0.40%), 09/15/2035(c)	1,364	1,351
4.00%, 04/15/2040 to 03/15/2045	157,625	17,794
5.00%, 06/15/2040	513	517
IO, 6.95%, 07/15/2026 to 03/15/2029	109,646	15,592
2.50%, 05/15/2028	85,493	4,521
7.90%, 07/17/2028	1,393	154
7.40%, (8.10% - 1 mo. USD LIBOR), 06/15/2029(c)	1,464	291
6.00%, (6.70% - 1 mo. USD LIBOR), 01/15/2035(c)	310,757	58,018
6.05%, (6.75% - 1 mo. USD LIBOR), 02/15/2035(c)	37,470	6,958
6.02%, (6.72% - 1 mo. USD LIBOR), 05/15/2035(c)	42,869	6,918
5.45%, (6.15% - 1 mo. USD LIBOR), 07/15/2035(c)	13,211	1,902
6.30%, (7.00% - 1 mo. USD LIBOR), 12/15/2037(c)	6,995	1,596
5.30%, (6.00% - 1 mo. USD LIBOR), 04/15/2038(c)	5,279	934
5.37%, (6.07% - 1 mo. USD LIBOR), 05/15/2038(c)	205,329	41,461
5.55%, (6.25% - 1 mo. USD LIBOR), 12/15/2039(c)	49,423	9,014
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
5.40%, (6.10% - 1 mo. USD LIBOR), 01/15/2044(c)	$145,304	$15,187
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(h)	14,879	14,331
IO, 3.00%, 12/15/2027	197,650	10,783
3.27%, 12/15/2027(f)	51,607	2,815
7.00%, 09/01/2029	3,055	572
7.50%, 12/15/2029	56,307	11,252
6.00%, 12/15/2032	35,151	5,983
		4,353,030
Federal Home Loan Mortgage Corp. (FHLMC)–0.44%
10.50%, 10/01/2020	1	1
9.00%, 08/01/2022 to 05/01/2025	2,375	2,601
6.00%, 10/01/2022 to 10/01/2029	172,048	192,300
6.50%, 07/01/2028 to 04/01/2034	71,372	80,877
7.00%, 10/01/2031 to 10/01/2037	62,453	70,673
5.00%, 12/01/2034	2,785	3,067
5.50%, 09/01/2039	165,142	186,764
		536,283
Federal National Mortgage Association (FNMA)–11.89%
5.00%, 03/01/2021 to 07/01/2022	442	464
7.00%, 01/01/2030 to 12/01/2032	10,427	12,268
8.50%, 07/01/2032	2,511	2,540
7.50%, 01/01/2033	2,268	2,709
6.50%, 01/01/2034	4,568	5,214
5.50%, 02/01/2035 to 05/01/2036	77,534	87,808
TBA, 3.00%, 04/01/2035 to 04/01/2050(g)	8,145,000	8,538,140
3.50%, 04/01/2050(g)	5,435,000	5,749,848
		14,398,991
Government National Mortgage Association (GNMA)–3.84%
7.00%, 12/15/2023 to 03/15/2026	2,293	2,427
IO, 6.80%, (7.50% - 1 mo. USD LIBOR), 02/16/2032(c)	84,889	240
5.85%, (6.55% - 1 mo. USD LIBOR), 04/16/2037(c)	44,907	9,030
5.95%, (6.65% - 1 mo. USD LIBOR), 04/16/2041(c)	286,063	51,401
4.50%, 09/16/2047	270,072	38,605
5.50%, (6.20% - 1 mo. USD LIBOR), 10/16/2047(c)	312,874	49,217
TBA, 3.50%, 04/01/2050(g)	4,265,000	4,493,858
		4,644,778
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $24,253,153)		23,933,082
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

	Principal Amount	Value
U.S. Treasury Securities–9.02%
U.S. Treasury Bonds–1.27%
2.38%, 11/15/2049	$1,233,400	$1,540,449
U.S. Treasury Notes–7.75%
0.38%, 03/31/2022	869,000	871,393
0.50%, 03/15/2023	2,127,000	2,140,543
0.50%, 03/31/2025	2,999,000	3,018,271
0.63%, 03/31/2027	1,800	1,810
1.50%, 02/15/2030	3,109,700	3,352,828
		9,384,845
Total U.S. Treasury Securities (Cost $10,616,204)		10,925,294

Agency Credit Risk Transfer Notes–2.96%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class M2, 6.03% (1 mo. USD LIBOR + 4.40%), 01/25/2024(c)	255,649	240,715
Series 2014-C02, Class 1M2, 4.23% (1 mo. USD LIBOR + 2.60%), 05/25/2024(c)	150,311	136,455
Series 2014-C03, Class 2M2, 4.53% (1 mo. USD LIBOR + 2.90%), 07/25/2024(c)	42,014	39,348
Series 2014-C03, Class 1M2, 4.63% (1 mo. USD LIBOR + 3.00%), 07/25/2024(c)	243,275	225,227
Series 2014-C04, Class 2M2, 6.63% (1 mo. USD LIBOR + 5.00%), 11/25/2024(c)	242,557	236,293
Series 2016-C01, Class 1M2, 8.38% (1 mo. USD LIBOR + 6.75%), 08/25/2028(c)	133,303	128,641
Series 2016-C02, Class 1M2, 7.63% (1 mo. USD LIBOR + 6.00%), 09/25/2028(c)	238,636	235,371
Series 2016-C06, Class 1M2, 5.88% (1 mo. USD LIBOR + 4.25%), 04/25/2029(c)	280,000	272,528
Series 2017-C01, Class 1M2, 5.18% (1 mo. USD LIBOR + 3.55%), 07/25/2029(c)	183,866	170,228
Series 2017-C03, Class 1M1, 2.58% (1 mo. USD LIBOR + 0.95%), 10/25/2029(c)	150,521	146,252
Series 2018-C01, Class 1M1, 2.23% (1 mo. USD LIBOR + 0.60%), 07/25/2030(c)	140,204	139,386
Series 2018-C03, Class 1M1, 2.31% (1 mo. USD LIBOR + 0.68%), 10/25/2030(c)	56,914	55,985
Series 2018-C05, Class 1M1, 2.35% (1 mo. USD LIBOR + 0.72%), 01/25/2031(c)	17,237	17,140
	Principal Amount		Value

Freddie Mac
Series 2014-DN1, Class M2, STACR®, 3.83% (1 mo. USD LIBOR + 2.20%), 02/25/2024(c)		$19,061	$18,989
Series 2014-DN3, Class M3, STACR®, 5.63% (1 mo. USD LIBOR + 4.00%), 08/25/2024(c)		151,728	145,643
Series 2014-HQ2, Class M3, STACR®, 5.38% (1 mo. USD LIBOR + 3.75%), 09/25/2024(c)		335,000	313,258
Series 2016-DNA1, Class M2, STACR®, 4.53% (1 mo. USD LIBOR + 2.90%), 07/25/2028(c)		20,336	20,224
Series 2016-DNA2, Class M3, STACR®, 6.28% (1 mo. USD LIBOR + 4.65%), 10/25/2028(c)		217,621	209,256
Series 2016-DNA4, Class M2, STACR®, 2.93% (1 mo. USD LIBOR + 1.30%), 03/25/2029(c)		72,909	71,977
Series 2017-HQA1, Class M1, STACR®, 2.83% (1 mo. USD LIBOR + 1.20%), 08/25/2029(c)		2,819	2,807
Series 2018-DNA1, Class M1, STACR®, 2.08% (1 mo. USD LIBOR + 0.45%), 07/25/2030(c)		65,474	64,636
Series 2018-HQA1, Class M2, STACR®, 3.93% (1 mo. USD LIBOR + 2.30%), 09/25/2030(c)		109,240	93,265
Series 2018-DNA2, Class M1, STACR®, 2.43% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(c)		152,554	150,510
Series 2018-HRP2, Class M2, STACR®, 2.88% (1 mo. USD LIBOR + 1.25%), 02/25/2047(b)(c)		199,598	189,934
Series 2018-DNA3, Class M1, STACR®, 2.38% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(c)		24,316	23,984
Series 2018-HQA2, Class M1, STACR®, 2.38% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(c)		174,821	170,287
Series 2019-HRP1, Class M2, STACR®, 3.03% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(c)		60,000	50,987
Series 2015-HQA2, Class M2, STACR®, 4.43% (1 mo. USD LIBOR + 2.80%), 05/25/2028(c)		8,244	8,164
Total Agency Credit Risk Transfer Notes (Cost $3,920,353)			3,577,490

Municipal Obligations–0.43%
Grand Parkway Transportation Corp., Series 2020, Ref. RB, 3.24%, 10/01/2052		265,000	258,351
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		280,000	259,669
Total Municipal Obligations (Cost $545,000)			518,020
Non-U.S. Dollar Denominated Bonds & Notes–0.24%
Integrated Telecommunication Services–0.24%
AT&T, Inc., Series B, 2.88% (Cost $326,250)(d)	EUR	300,000	294,805
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Shares		Value
Money Market Funds–17.40%
Invesco Liquid Assets Portfolio,Institutional Class, 1.07% (Cost $21,085,873)(i)	21,080,969	$21,072,536
TOTAL INVESTMENTS IN SECURITIES–114.11% (Cost $140,278,786)		138,208,000
OTHER ASSETS LESS LIABILITIES—(14.11)%		(17,086,871)
NET ASSETS–100.00%		$121,121,129
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
DAC	– Designated Activity Co.
EUR	– Euro
ICE	– Intercontinental Exchange
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $28,360,500, which represented 23.41% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2020.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2020.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(h)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	11	June-2020	$2,424,211	$34,439	$34,439
U.S. Treasury Long Bonds	16	June-2020	2,865,000	195,465	195,465
U.S. Treasury Ultra Bonds	57	June-2020	12,646,875	1,131,858	1,131,858
Subtotal—Long Futures Contracts				1,361,762	1,361,762
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	41	June-2020	(5,139,734)	(154,153)	(154,153)
U.S. Treasury 10 Year Notes	17	June-2020	(2,357,688)	(21,817)	(21,817)
Subtotal—Short Futures Contracts				(175,970)	(175,970)
Total Futures Contracts				$1,185,792	$1,185,792
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Total Return Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$47,967,922	$—	$47,967,922
Asset-Backed Securities	—	29,918,851	—	29,918,851
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	23,933,082	—	23,933,082
U.S. Treasury Securities	—	10,925,294	—	10,925,294
Agency Credit Risk Transfer Notes	—	3,577,490	—	3,577,490
Municipal Obligations	—	518,020	—	518,020
Non-U.S. Dollar Denominated Bonds & Notes	—	294,805	—	294,805
Money Market Funds	21,072,536	—	—	21,072,536
Total Investments in Securities	21,072,536	117,135,464	—	138,208,000
Other Investments - Assets*
Futures Contracts	1,361,762	—	—	1,361,762
Other Investments - Liabilities*
Futures Contracts	(175,970)	—	—	(175,970)
Total Other Investments	1,185,792	—	—	1,185,792
Total Investments	$22,258,328	$117,135,464	$—	$139,393,792

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer V.I. Total Return Bond Fund